Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2019
Accrued Expenses [Abstract]
Schedule of Accrued Expenses
	June 30, 2019	December 31, 2018
Accrued voyage expenses	$1,508	$1,067
Accrued loan interest	9,645	9,838
Accrued legal and professional fees	2,629	2,300
Total accrued expenses	$13,782	$13,205